UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-8747

                    Chartwell Dividend and Income Fund, Inc.
               (Exact name of registrant as specified in charter)
                                    --------


                         1235 Westlakes Drive, Suite 400
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                         PNC Bank, National Association
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Attn: Closed-End Department
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-610-296-1400

                   Date of fiscal year end: November 30, 2004

                     Date of reporting period: May 31, 2004


















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Item 1.    Reports to Stockholders.


[graphic, logo and background omitted]



















                                  CHARTWELL

                                  DIVIDEND AND

                                  INCOME FUND, INC.

                                  SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                  DATED MAY 31, 2004


                                  CHARTWELL INVESTMENT
                                  PARTNERS

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
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INVESTMENT OBJECTIVES & STRATEGY

The Chartwell Dividend and Income Fund's [the "Fund"] primary investment objective is to seek high current income. Capital appreciation is a secondary objective. The Fund will seek to achieve its objectives by investing, under normal circumstances, at least 50% of its total assets in income generating equity securities, including dividend paying common stocks, convertible securities, preferred stocks and other equity-related securities. In addition, the Fund may invest the balance of its total assets in non-convertible debt securities, consisting primarily of corporate bonds. The Fund attempts to minimize individual security risk by diversifying across many industries and asset classes. The Fund is a closed-end management investment company which trades on the New York Stock Exchange under the symbol CWF.

HIGH-YIELD CORPORATE BONDS

High-yield bonds are non-investment grade corporate debt obligations rated "Ba1" or lower by Moody's Investors Service, Inc. or "BB+" or lower by Standard and Poor's Ratings Group; they typically have a higher risk level than investment-grade bonds. These securities have historically compensated investors with higher levels of income for that risk. Prices usually are less sensitive to interest rate fluctuations than higher rated bonds because of the high income levels. However, the prices of these bonds are more sensitive to changes in the economy.

CONVERTIBLE SECURITIES

The Fund can invest in both convertible preferred stock and convertible bonds. Both pay fixed rates of income, but because they can be converted into common stock, they are indirectly tied to the common stock's performance. As a result, convertible securities generally offer higher income than common stocks and an opportunity for price appreciation when the value of the underlying security rises. The Fund buys convertibles when the underlying common stock offers strong growth potential as well.

COMMON STOCK

The Fund invests in the common stocks of utility companies, Real Estate Investment Trusts (REITs) and other industrial and financial companies as well as other equity securities. Both utilities and REITs tend to offer a premium dividend yield with steady growth that can lead to capital appreciation. Industrial and financial stocks are primarily purchased for capital appreciation based on the fundamental value of the underlying company.








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CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
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LETTER TO SHAREHOLDERS

Both the equity and fixed income segments of the Fund gained modestly during the six month period ending May 31, 2004. The period was characterized by continued evidence that the U.S. economic recovery is broadening. Sharp gains in corporate earnings and a pick up in corporate hiring are visible indications of improving economic conditions. At the same time, these signs of a strengthening economy spurred forecasts that the Federal Reserve may have to raise interest rates more aggressively than desired. Investor concern over the potential impact of higher interest rates contributed to some price weakness in the high-yield bond market. However, the Fund fared well over the last six months due to the balanced nature of the Fund assets, which were weighted more heavily in higher-yielding equities (56% of assets) than high-yield bonds (42% of assets). The combination of higher-yielding equities and high-yield bonds serves the Fund's primary investment objective to provide income, and secondarily to provide capital gains potential to the Fund's investors.

History of Fund Price, NAV and Premium/Discount
(Source:Bloomberg, Six Months Ended May 31, 2004)


                              [Line Graph Omitted]
                   Plot points for EDGAR purposes as follows:


CWF NAV Graph data points
                          Price          NAV         Premium (Discount)
           5/28/04         9.11         8.44                      7.94
           4/30/04         9.05         8.52                      6.22
           3/31/04        10.19         9.02                     12.97
           2/27/04        10.07         9.11                     10.54
           1/30/04        10.15         9.07                     11.91
          12/31/03         9.70         8.85                      9.60
          11/28/03         9.80         8.52                     15.02


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CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
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The Fund ended this period at a market price of $9.11, a 7.9% premium to net asset value (NAV) of $8.44. Due to the split in assets between dividend-paying stocks and high-yield bonds, the return of the Fund will be a mixture of those two asset classes. For the six months ending May 31, 2004, the S&P 500 equity index had a total return of 6.8%. The Fund's high-yield benchmark, the Merrill Lynch High-Yield Cash Pay Index, returned 2.2%. The NAV return of the Fund was 4.9%, while the total market returns to shareholders for the six month period was -2.3%. The Fund's stock was volatile during the six months ranging from a discount of 3.3% to a premium of 18.0% versus the NAV. We attribute some of the weakness in the market return to investor concern over the potential impact of rising interest rates on high-yield bonds going forward. We believe interest rates will rise at a moderate pace over the next year.

Our stock market outlook for the remainder of 2004 remains guardedly optimistic. We believe continued improvement in the economy will produce positive corporate earnings momentum and moderate equity returns. However, international events and the threat of terrorism remain risks that could lead to substantial market volatility at any time. Similarly, we remain constructive on the total return potential of the high-yield bond market. A gradual increase in rates, coupled with a stronger economy and lower default rates, should deliver high-yield returns competitive with other domestic fixed income markets.

Over the six month period Doster J. Esh resigned as one of the Fund's Equity Portfolio Managers. We are pleased to welcome Colleen Smith who will join Bernie Schaffer in overseeing the equity portion of the Fund. Ms. Smith has worked as an Equity Analyst/Portfolio Manager with Chartwell Investment Partners over the last four years. Thank you for your continuing support of the portfolio management team and of the Chartwell Dividend and Income Fund.

Sincerely,

/s/ Winthrop S. Jessup

Winthrop S. Jessup
CHAIRMAN
CHARTWELL DIVIDEND AND INCOME FUND



/s/ Bernard P. Schaffer                     /s/ Andrew S. Toburen

Bernard P. Schaffer                         Andrew S. Toburen
PORTFOLIO MANAGER                           PORTFOLIO MANAGER

                           PORTFOLIO MANAGEMENT TEAM






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CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
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Bernard P. Schaffer                         Andrew S. Toburen
PORTFOLIO MANAGER                           PORTFOLIO MANAGER
EQUITY                                      FIXED INCOME

Colleen A. Smith                            Christine F. Williams
EQUITY ANALYST/PORTFOLIO MANAGER            PORTFOLIO MANAGER
EQUITY AND CONVERTIBLE SECURITIES           FIXED INCOME

                                            Paul Matlack
                                            PORTFOLIO MANAGER
                                            FIXED INCOME
















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                                   CHARTWELL

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
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FIXED INCOME RESULTS

High yield corporate bonds returned 2.19% during the six months ended May 31, 2004 (Merrill Lynch High Yield Cash Pay Index). A number of factors weighed on the market including rising interest rates, weak technicals, and continued geopolitical concerns. The interest rate headwind materialized as the yield on the 10-year Treasury increased from 4.33% to 4.65% during the period. In addition, investors have withdrawn roughly $9 billion from public high yield mutual funds year to date. As an important offset to these technical factors, the U.S. economy appeared strong with some evidence that the current recovery is broadening. The high yield portion of the Fund outperformed the benchmark, largely due to strong credit selection and overweights in consumer products and cyclically sensitive issuers.


                       CWF (as a % of) Total Investments
                               As of May 31, 2004
                           Equities          56%
                           Fixed Income      42%
                           Cash               2%




                                  Total Return
                         Six Months Ended May 31, 2004
                           CWF High Yield              2.75%
                           Merrill Lynch, High Yield
                           Cash Pay Index              2.19%


The spread between high yield bonds and the reference 10-year Treasury was relatively stable over the last six months, narrowing 18 basis points. At 383 basis points, we believe that today's spread (i.e. risk premium) is consistent with current macro conditions, namely strong economic growth and declining default rates.


                 High Yield Premimu Over Treasuries ("Spread")
        (Source: Merrill Lynch, Bloomberg, May 31, 1995 - May 31, 2004)
May-95     344%
Jun-95   368.1%
Jul-95   337.6%
Aug-95   354.9%
Sep-95   373.3%
Oct-95   373.7%
Nov-95   386.5%
Dec-95   396.4%
Jan-96   366.1%
Feb-96   320.7%
Mar-96   325.4%
Apr-96   300.4%
May-96   282.4%
Jun-96   305.7%
Jul-96   298.4%
Aug-96   275.2%
Sep-96   269.8%
Oct-96   296.7%
Nov-96   304.8%
Dec-96   265.8%
Jan-97   260.3%
Feb-97     243%
Mar-97   258.1%
Apr-97   270.7%
May-97   243.1%
Jun-97   241.3%
Jul-97   241.9%
Aug-97   230.2%
Sep-97   233.6%
Oct-97   272.1%
Nov-97   265.9%
Dec-97   268.6%
Jan-98   271.3%
Feb-98   260.8%
Mar-98   260.1%
Apr-98   271.3%
May-98   293.4%
Jun-98   350.3%
Jul-98   351.4%
Aug-98   501.9%
Sep-98   573.3%
Oct-98   612.9%
Nov-98   529.8%
Dec-98   554.7%
Jan-99   549.7%
Feb-99   507.4%
Mar-99   509.6%
Apr-99   464.2%
May-99   467.3%
Jun-99     465%
Jul-99   443.6%
Aug-99   464.9%
Sep-99   488.9%
Oct-99   499.4%
Nov-99   469.7%
Dec-99   452.6%
Jan-00   460.6%
Feb-00   495.5%
Mar-00   583.6%
Apr-00   596.1%
May-00   617.8%
Jun-00   614.5%
Jul-00     617%
Aug-00     641%
Sep-00   664.2%
Oct-00   756.7%
Nov-00   873.9%
Dec-00   880.8%
Jan-01     739%
Feb-01   728.8%
Mar-01   760.1%
Apr-01   738.6%
May-01   703.3%
Jun-01   738.8%
Jul-01   744.5%
Aug-01   731.2%
Sep-01   913.6%
Oct-01   865.2%
Nov-01   752.3%
Dec-01   734.4%
Jan-02   696.9%
Feb-02   721.6%
Mar-02   620.6%
Apr-02   600.5%
May-02   642.5%
Jun-02   781.2%
Jul-02   874.4%
Aug-02   882.4%
Sep-02   966.4%
Oct-02   974.1%
Nov-02   799.9%
Dec-02   801.5%
Jan-03   746.5%
Feb-03     757%
Mar-03   696.2%
Apr-03   575.6%
May-03   614.3%
Jun-03   553.7%
Jul-03   488.4%
Aug-03   476.7%
Sep-03   482.6%
Oct-03     415%
Nov-03   401.4%
Dec-03   367.6%
Jan-04     360%
Feb-04   380.8%
Mar-04   391.7%
Apr-04     351%
May-04   383.4%





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CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
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                            High Yield Default Rates
            (Source:Moody's, 2004* is Six Months Ended May 31, 2004)
  .5%
 6.1%
 9.9%
 10.4%
 4.9%
 3.6%
   2%
 3.3%
 1.7%
   2%
 3.5%
 5.6%
   6%
10.6%
  8.4
  5.3


Recent additions to the fixed income side of the Fund include CHESAPEAKE ENERGY CORPORATION, FRIENDLY ICE CREAM CORPORATION ("FRIENDLY'S"), and OREGON STEEL MILLS, INC. Chesapeake Energy Corporation is a core holding that has taken advantage of high natural gas prices to hedge a significant portion of their production. Friendly's is a leader in casual dining, generates stable cash flow, has a manageable balance sheet, and is a good relative value in our view. Oregon Steel Mills, Inc. is on pace to have record profits this year and should benefit from a strong economy. Each of these recent buys is consistent with our focus on B and BB-rated issuers with improving credit profiles. Top performers over the last six months included BETTER MINERALS & AGGREGATES COMPANY, KNOWLES ELECTRONICS, INC., MMI PRODUCTS, INC., TOM BROWN INC., and VERTIS INC., while the Fund lost money in PORTOLA PACKAGING, INC., RHODIA, and SERVICE CORPORATION INTERNATIONAL. Generally speaking, cyclical sectors outperformed defensive sectors over the period.


                   High Yield Sector Performance 11/03 - 5/04
                            (Source: Merrill Lynch)
Steel                              11.3%
Consumer                           7.2%
Chemicals                          5.5%
Automotive                         5.1%
Services                           3.5%
Bldg Mat                           3.4%
CCC Index                          2.8%
Energy                             2.6%
Food/Bev                           2.6%
B Index                            2.4%
Gaming                             2.3%
HY Index                           2.2%
Cable TV                           2.1%
Paper                              2.1%
Technology                         2.1%
Healthcare                         1.6%
BE Index                           1.6%
Publishing                         1.6%
Utilities                          0.8%
Homebuilding                       0.3%
Telecom                             -1%





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CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


OUTLOOK:

Our outlook for the high yield bond market remains constructive. Gathering momentum in the U.S. economy will likely continue to force interest rates higher. From this point though, we expect the increase in rates to be gradual, recognizing that rates have already increased significantly with the yield on the 10-year Treasury roughly 1.6% higher than it was a year ago. Notwithstanding higher interest rates, a strong economy and lower default rates generally benefit issuers of high yield bonds. Under this scenario we believe that high yield bonds should outperform most other domestic fixed income categories while delivering absolute returns in line with the market coupon. The fixed income side of the Fund remains overweighted in cyclically sensitive B rated securities, which should outperform in the current environment due to their greater sensitivity to an improving economy and reduced sensitivity to interest rates (relative to BB's). In addition, the portfolio carries a higher average coupon and a shorter average duration than the benchmark. As always, solid credit research and bond picking will be the key driver of relative performance in the high yield bond market.



















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CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


[PIE CHART GRAPHIC OMITTED]


EQUITY RETURNS

                       CWF (as a % of) Total Investments
                               As of May 31, 2004
                               Equities              56%
                               Fixed Income          42%
                               Cash                   2%

[LINE CHART GRAPHIC OMITTED]


                                  Total Return
                         Six Months ended May 31, 2004
                               S&P 500              6.8%
                               Dow Jones
                               Industrial Average   6.3%
                               CWF Equities         3.7%

During the six months ending May 31, 2004, equity markets as measured by the S&P 500 and the Dow Jones Industrial Average advanced 6.82% and 6.31%, respectively. The equity portion of the Fund returned 3.7%. This six month period was characterized by solid, broad-based corporate earnings results. Market returns slowed to a more gradual pace after a strong 2003 and were tempered by commentary that an improving economic outlook may encourage the Federal Reserve to raise short term interest rates very soon. As a result, the large cap equity market rotated to a more "defensive" posture during the period with the Energy, Telecommunication and Utility sectors leading, while the Technology and Consumer Discretionary sectors lagged the market.

[LINE CHART GRAPHIC OMITTED]

       S&P 500 Total Return By Sector (6 Month Period Ending May 31, 2004)
                Energy                             22%
                Telecommunication                  10%
                Utilities                           9%
                Industrials                         9%
                Healthcare                          8%
                Consumer Staples                    8%
                S&P 500                             7%
                Financials                          7%
                Materials                           6%
                Consumer Discretionary              4%
                Technology                          0%

CONTRIBUTING PERFORMERS: Among the best performing stocks in the portfolio during the six month time period were several financial stocks. Our holdings in WASHINGTON MUTUAL (WM), HARTFORD FINANCIAL SERVICES GROUP, INC. (HIG), LINCOLN NATIONAL CORPORATION (LNC) and BANK OF AMERICA CORPORATION (BAC) were solid performers. These stocks benefited from improved earnings revisions tied to the economic recovery and cheap relative valuations. Additionally, our energy stocks, including HALLIBURTON COMPANY (HAL), DIAMOND OFFSHORE DRILLING, INC.
(DO) and OCCIDENTAL PETROLEUM (OXY), performed well due to upwardly revised


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CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
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expectations for oil and natural gas prices. Other stocks that performed well include SL GREEN REALTY CORPORATION (SLG), ACE LIMITED (ACE) and INTERNATIONAL BUSINESS MACHINES CORPORATION (IBM).

LAGGING PERFORMERS: Our holdings in the Consumer Staples sector demonstrated the least favorable performance. Despite improving fundamentals, negative litigation developments in the tobacco group impacted our holdings in ALTRIA GROUP, INC.
(MO), R.J. REYNOLDS TOBACCO HOLDINGS, INC. (RJR) and CAROLINA GROUP (CG). Some of our technology stocks also underperformed due to a rotation to a more conservative position in the large cap equity market which caused many technology stocks to decline. NOKIA OYJ (NOK), LSI LOGIC CORPORATION (LSI) and SOLECTRON CORPORATION (SLR) were among the weakest performers of our technology stocks during the six month period. We continue to believe that many of these stocks will benefit from an improved capital spending cycle among US businesses, which appears to have just recently begun.

STOCK MARKET OUTLOOK:
Over the long term, we believe U.S. equities are likely to revert to more historical total return levels, which have averaged between 8-12%. The primary foundation for equities is favorable given the combination of good earnings growth and reasonable valuation. Further, we believe that interest rates are likely to increase at a relatively modest and measured pace. In addition, the universe of above average dividend paying stocks has begun to keep pace with the broad market, a trend which we hope continues during the year. Companies have increasingly recognized dividend payments as an important aspect of equity ownership, and more companies are announcing initial dividends or increasing dividends. We believe the equity portion of the Fund is well positioned to benefit from this trend. As always, our primary goal is to continue utilizing our fundamental equity framework to research undervalued, high income-producing equities of quality companies.


[LINE CHART GRAPHIC OMITTED]


                Changes in Dividend Policy by S&P 500 Companies
                     Following Passage of 2003 Bush Tax Cut
15
0
50
2
14
1
11
1
30
0
20
0
22
0
32
2
43
1
15
0
25
0
22
0

             -----------------------------------------------------
             [] Initiations / Increases [] Suspensions / Decreases
             -----------------------------------------------------
Source: ISI

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
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                     DEFINITION OF THE COMPARATIVE INDICES

DOW JONES INDUSTRIAL AVERAGE is an unmanaged price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

MERRILL LYNCH HIGH YIELD CASH PAY INDEX is an unmanaged index of corporate bonds that pay cash coupons, meet a minimum size threshold, and have a Merrill Lynch composite rating lower than BBB3.



























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CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
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UTILIZATION OF LEVERAGE

The Chartwell Dividend and Income Fund has utilized leverage through the issuance of commercial paper. As of May 31, 2004, the Fund had $55 million in leverage outstanding (out of $60 million available) in the form of commercial paper rated A1/P1 by Moody's Investors Service, Inc./Standard & Poor's Ratings Group. These ratings should enhance the marketability and reduce the interest costs associated with the issuance of the commercial paper. However, it must be noted that the utilization of leverage involves the risk of lower portfolio returns if the cost of leverage is higher than the resulting yields on assets or if the Fund experiences capital losses in excess of the yield spread, if any. Therefore, the addition of leverage also increases the potential volatility of the Fund. The Fund has the ability to leverage to a maximum of 33% of the Fund's gross assets.

The Fund utilizes leveraging to seek to enhance the yield and net asset value of its common stock. However, these objectives cannot be achieved in all interest rate environments. To leverage, the Fund issues commercial paper, which is issued at a discount equivalent to short-term interest rates, and invests the proceeds in long-term securities. The interest earned on these investments is paid to common stock shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share net asset value of the Fund's common stock. However, in order to benefit common stock shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. At the same time, a period of generally declining interest rates will benefit common stock shareholders. IF EITHER OF THESE CONDITIONS CHANGE, THEN THE RISKS OF LEVERAGING WILL BEGIN TO OUTWEIGH THE BENEFITS.

To illustrate these concepts, assume a fund's common stock capitalization of $100 million and the issuance of commercial paper for an additional $50 million, creating a total value of $150 million available for investment in long-term securities. If prevailing short-term interest rates are approximately 3% and long-term interest rates are approximately 6%, the yield curve has a strongly positive slope. The fund pays a discount on the $50 million of commercial paper based on the lower short-term interest rates. At the same time, the fund's total portfolio of $150 million earns the income based on long-term interest rates.

In this case, the discount paid to commercial paper holders is significantly lower than the income earned on the Fund's long-term investments, and therefore the common stock shareholders are the beneficiaries of the incremental yield. However, IF SHORT-TERM INTEREST RATES RISE, narrowing the differential between short-term and long-term interest rates, THE INCREMENTAL YIELD PICK-UP ON THE COMMON STOCK WILL BE REDUCED OR ELIMINATED COMPLETELY. At the same time, the market value on the Fund's common stock (that is, its price as listed on the New York Stock Exchange), may, as a result, decline. Furthermore, IF LONG-TERM INTEREST RATES RISE, THE COMMON STOCK'S NET ASSET VALUE WILL REFLECT THE FULL DECLINE IN THE PRICE OF THE PORTFOLIO'S INVESTMENTS, SINCE THE VALUE OF THE FUND'S COMMERCIAL PAPER DOES NOT FLUCTUATE. In addition to the decline in net asset value, the market value of the Fund's common stock may also decline.




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CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
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SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                        NUMBER OF     MARKET
                                                         SHARES        VALUE
                                                       ----------   ------------

COMMON STOCK--76.3%
BANKS--17.6%
AmSouth Bancorporation .............................       50,760   $  1,293,365
Bank of America Corporation ........................       86,000      7,149,180
Bank of New York Company, Inc. .....................       80,000      2,405,600
Citigroup, Inc. ....................................      104,336      4,844,320
HSBC Holdings PLC - ADR ............................       13,240        980,157
JP Morgan Chase & Company ..........................      160,000      5,894,400
National City Corporation ..........................       50,000      1,774,500
                                                                    ------------
                                                                      24,341,522
                                                                    ------------
BASIC INDUSTRY--5.1%
Alcoa, Inc. ........................................       90,000      2,817,000
Freeport-McMoRan Copper & Gold, Inc., Class B ......       30,000      1,008,900
K-Sea Transportation Partners LP(a) ................       10,000        253,300
Weyerhaeuser Company ...............................       50,000      3,024,000
                                                                    ------------
                                                                       7,103,200
                                                                    ------------
CONSUMER CYCLICAL--0.4%
Masco Corporation ..................................       20,000        579,000
                                                                    ------------
CONSUMER STAPLES--7.3%
Altria Group, Inc. .................................      109,450      5,250,317
Loews Corporation - Carolina Group(a) ..............       88,725      2,013,170
RJ Reynolds Tobacco Holdings, Inc. .................       50,000      2,810,000
                                                                    ------------
                                                                      10,073,487
                                                                    ------------
ENERGY--2.6%
Halliburton Company ................................       90,000      2,613,600
Marathon Oil Corporation ...........................       28,400        946,856
                                                                    ------------
                                                                       3,560,456
                                                                    ------------
FINANCIAL--20.2%
ACE Limited ........................................       41,580      1,712,265
Alliance Capital Management Holdings LP ............      100,000      3,363,000
Fannie Mae .........................................       75,300      5,097,810
Hartford Financial Services Group, Inc. ............       71,500      4,727,580
Lincoln National Corporation .......................       69,372      3,294,476
MBNA Corporation ...................................       30,000        762,000
Merrill Lynch & Company, Inc. ......................       50,000      2,840,000
Morgan Stanley .....................................       80,940      4,331,099


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       13
                                     ------
                                   CHARTWELL

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                        NUMBER OF     MARKET
                                                         SHARES        VALUE
                                                       ----------   ------------

COMMON STOCK (CONTINUED)
FINANCIAL (CONTINUED)
XL Capital Limited, Class A ........................       25,000   $  1,866,250
                                                                    ------------
                                                                      27,994,480
                                                                    ------------
INDUSTRIAL--1.2%
Cooper Industries Limited, Class A .................       30,000      1,707,000
                                                                    ------------
REAL ESTATE--8.6%
Boston Properties, Inc. ............................       30,000      1,480,800
BRE Properties, Class A ............................       19,500        674,700
CarrAmerica Realty Corporation .....................       32,600        955,832
Duke Realty Corporation ............................       80,320      2,599,155
Equity Office Properties Trust .....................       40,800      1,099,560
iStar Financial, Inc. ..............................       25,000        956,250
Mack-Cali Realty Corporation .......................       27,682      1,106,173
Reckson Associates Realty Corporation ..............       80,000      2,081,600
SL Green Realty Corporation ........................       20,000        910,000
                                                                    ------------
                                                                      11,864,070
                                                                    ------------
TECHNOLOGY--6.3%
Accenture Limited, Class A(a) ......................       60,000      1,476,600
Flextronics International Limited(a) ...............       30,000        526,800
Hewlett-Packard Company ............................      120,000      2,548,800
LSI Logic Corporation(a) ...........................      130,000      1,066,000
Nokia OYJ - ADR ....................................      190,000      2,610,600
Solectron Corporation(a) ...........................      100,000        550,000
                                                                    ------------
                                                                       8,778,800
                                                                    ------------
TELECOMMUNICATIONS--2.4%
SBC Communications, Inc. ...........................      100,000      2,370,000
Verizon Communications, Inc. .......................       30,000      1,037,400
                                                                    ------------
                                                                       3,407,400
                                                                    ------------
UTILITIES--4.6%
AmeriGas Partners LP ...............................       15,200        388,968
Cinergy Corporation ................................       34,800      1,305,348
Duquesne Light Holdings, Inc. ......................       30,000        576,900
Kinder Morgan Energy Partners LP ...................       45,000      1,843,200
Northern Border Partners LP ........................       26,600      1,040,060


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       14
                                     ------
                                   CHARTWELL

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                        NUMBER OF
                                                         SHARES/      MARKET
                                                    PRINCIPAL AMOUNT   VALUE
                                                       ----------   ------------

COMMON STOCK (CONTINUED)
UTILITIES (CONTINUED)
TEPPCO Partners LP .................................       34,800   $  1,301,520
                                                                    ------------
                                                                       6,455,996
                                                                    ------------
TOTAL COMMON STOCK (COST $99,663,568) ..............                 105,865,411
                                                                    ------------
CORPORATE NOTES/BONDS--56.2%
BASIC INDUSTRY--11.6%
Aearo Company I+
   8.250%, 04/15/12 ................................   $  555,000        563,325
Autocam Corporation+
   10.875%, 06/15/14 ...............................    1,535,000      1,515,812
Better Minerals & Aggregates Company
   13.000%, 09/15/09 ...............................    1,000,000        805,000
California Steel Industries, Inc.+
   6.125%, 03/15/14 ................................      630,000        585,900
Century Aluminum Company
   11.750%, 04/15/08 ...............................      390,000        436,800
Crown Euro Holdings SA
   9.500%, 03/01/11 ................................    1,110,000      1,209,900
Euramax International, Inc.
   8.500%, 08/15/11 ................................      900,000        931,500
Imco Recycling, Inc.
   10.375%, 10/15/10 ...............................      465,000        490,575
Koppers Industries+
   9.875%, 10/15/13 ................................    1,230,000      1,328,400
KRATON Polymers LLC+
   8.125%, 01/15/14 ................................      440,000        451,000
Nalco Company+
   8.875%, 11/15/13 ................................    1,090,000      1,144,500
Oregon Steel Mills, Inc.
   10.000%, 07/15/09 ...............................    1,020,000      1,060,800
Owens-Brockway Glass Container, Inc.
   8.750%, 11/15/12 ................................      755,000        798,413
Ply Gem Industries, Inc.+
   9.000%, 02/15/12 ................................      635,000        647,700
Sensus Metering Systems, Inc.+
   8.625%, 12/15/13 ................................      700,000        665,000
Solo Cup Company+
   8.500%, 02/15/14 ................................      935,000        939,675


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       15
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                        PRINCIPAL     MARKET
                                                         AMOUNT        VALUE
                                                       ----------   ------------

CORPORATE NOTES/BONDS (CONTINUED)
BASIC INDUSTRY (CONTINUED)
Tekni-Plex, Inc., Series B
   12.750%, 06/15/10 ...............................   $  840,000   $    835,800
Tenneco Automotive, Inc., Series B
   10.250%, 07/15/13 ...............................    1,035,000      1,154,025
Wolverine Tube, Inc.
   10.500%, 04/01/09 ...............................      535,000        564,425
                                                                    ------------
                                                                      16,128,550
                                                                    ------------
CAPITAL GOODS--4.8%
Allied Waste North America, Series B
   8.500%, 12/01/08 ................................      630,000        685,125
GenCorp, Inc.
   9.500%, 08/15/13 ................................      695,000        715,850
H&E Equipment Finance
   11.125%, 06/15/12 ...............................      425,000        431,375
Integrated Electrical Services, Inc., Series B
   9.375%, 02/01/09 ................................       91,000         95,323
Integrated Electrical Services, Inc., Series C
   9.375%, 02/01/09 ................................      885,000        927,037
Jacuzzi Brands, Inc.
   9.625%, 07/01/10 ................................    1,135,000      1,220,125
Norcross Safety Products LLC, Series B
   9.875%, 08/15/11 ................................      960,000      1,022,400
Sequa Corporation
   9.000%, 08/01/09 ................................      780,000        846,300
Trinity Industries, Inc.+
   6.500%, 03/15/14 ................................      825,000        783,750
                                                                    ------------
                                                                       6,727,285
                                                                    ------------
CONSUMER CYCLICAL--6.7%
Cenveo, Inc.
   9.625%, 03/15/12 ................................    1,115,000      1,215,350
Coinmach Corporation
   9.000%, 02/01/10 ................................      790,000        841,350
Friendly Ice Cream Corporation+
   8.375%, 06/15/12 ................................      715,000        711,425
Mothers Work, Inc.
   11.250%, 08/01/10 ...............................    1,360,000      1,400,800
Norcraft Companies+
   9.000%, 11/01/11 ................................      570,000        599,925


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       16
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                        PRINCIPAL     MARKET
                                                         AMOUNT        VALUE
                                                       ----------   ------------

CORPORATE NOTES/BONDS (CONTINUED)
CONSUMER CYCLICAL (CONTINUED)
Phillips - Van Heusen+
   7.250%, 02/15/11 ................................   $  440,000   $    437,800
Service Corporation International+
   6.750%, 04/01/16 ................................      885,000        814,200
Sonic Automotive, Inc., Series B
   8.625%, 08/15/13 ................................      635,000        654,050
Vertis, Inc., Series B
   10.875%, 06/15/09 ...............................    1,210,000      1,294,700
Von Hoffman Corporation
   10.250%, 03/15/09 ...............................    1,310,000      1,306,725
                                                                    ------------
                                                                       9,276,325
                                                                    ------------
CONSUMER STAPLES--6.1%
American Achievement Corporation+
   8.250%, 04/01/12 ................................      625,000        631,250
Amscan Holdings, Inc.+
   8.750%, 05/01/14 ................................      595,000        597,975
Chattem, Inc.
   7.000%, 03/01/14 ................................      640,000        614,400
FTD, Inc.
   7.750%, 02/15/14 ................................      805,000        756,700
General Nutrition Center+
   8.500%, 12/01/10 ................................      800,000        828,000
Georgia-Pacific Corporation
   8.875%, 02/01/10 ................................    1,060,000      1,184,550
Hercules, Inc.+
   6.750%, 10/15/29 ................................      525,000        496,125
Merisant Company+
   9.500%, 07/15/13 ................................    1,060,000      1,123,600
Nova Chemicals Corporation
   6.500%, 01/15/12 ................................      715,000        704,275
Rhodia SA+
   8.875%, 06/01/11 ................................      290,000        223,300
United Agri Products+
   8.250%, 12/15/11 ................................      720,000        812,563
WH Holdings Limited+
   9.500%, 04/01/11 ................................      490,000        507,150
                                                                    ------------
                                                                       8,479,888
                                                                    ------------


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       17
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                        PRINCIPAL     MARKET
                                                         AMOUNT        VALUE
                                                       ----------   ------------

CORPORATE NOTES/BONDS (CONTINUED)
ENERGY--3.4%
AmeriGas Partners LP, Series B
   8.875%, 05/20/11 ................................   $  970,000   $  1,033,050
Bluewater Finance Limited
   10.250%, 02/15/12 ...............................      640,000        659,200
Chesapeake Energy Corporation+
   7.500%, 06/15/14 ................................      240,000        249,000
Exco Resources, Inc.+
   7.250%, 01/15/11 ................................      445,000        445,000
NRG Energy, Inc.+
   8.000%, 12/15/13 ................................      680,000        681,700
Western Gas Resources
   10.000%, 06/15/09 ...............................      710,000        749,050
Williams Companies, Inc.
   8.625%, 06/01/10 ................................      860,000        941,700
                                                                    ------------
                                                                       4,758,700
                                                                    ------------
FINANCIAL--3.1%
CB Richard Ellis Service
   11.250%, 06/15/11 ...............................      900,000      1,030,500
Ship Finance International Limited+
   8.500%, 12/15/13 ................................      950,000        897,750
United Rentals North America, Inc.
   7.750%, 11/15/13 ................................    1,200,000      1,134,000
Western Financial
   9.625%, 05/15/12 ................................    1,120,000      1,240,400
                                                                    ------------
                                                                       4,302,650
                                                                    ------------
HEALTHCARE--3.2%
Bio-Rad Laboratories, Inc.
   7.500%, 08/15/13 ................................      755,000        781,425
Fisher Scientific International
   8.125%, 05/01/12 ................................      680,000        722,500
Res-Care, Inc.
   10.625%, 11/15/08 ...............................      645,000        674,025
Town Sports International
   9.625%, 04/15/11 ................................    1,200,000      1,200,000
VWR International, Inc.+
   8.000%, 04/15/14 ................................    1,010,000      1,017,575
                                                                    ------------
                                                                       4,395,525
                                                                    ------------


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       18
                                     ------
                                   CHARTWELL

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                        PRINCIPAL     MARKET
                                                         AMOUNT        VALUE
                                                       ----------   ------------

CORPORATE NOTES/BONDS (CONTINUED)
INDUSTRIAL--3.2%
Argosy Gaming Company
   9.000%, 09/01/11 ................................   $  760,000   $    836,000
General Cable Corporation+
   9.500%, 11/15/10 ................................      420,000        447,300
MediaCom Broadband, LLC
   11.000%, 07/15/13 ...............................    1,030,000      1,094,375
Nationsrent, Inc.+
   9.500%, 10/15/10 ................................    1,050,000      1,118,250
Rayovac Corporation
   8.500%, 10/01/13 ................................      395,000        409,813
Superior Essex Communications LLC+
   9.000%, 04/15/12 ................................      560,000        540,400
                                                                    ------------
                                                                       4,446,138
                                                                    ------------
REAL ESTATE--5.2%
Aztar Corporation
   9.000%, 08/15/11 ................................      780,000        854,100
Courtyard By Marriott II LP, Series B
   10.750%, 02/01/08 ...............................      900,000        905,625
Geo Group, Inc.
   8.250%, 07/15/13 ................................      785,000        769,300
Intrawest Corporation
   7.500%, 10/15/13 ................................      890,000        858,850
John Q Hammons Hotels, Series B
   8.875%, 05/15/12 ................................      805,000        873,425
LNR Property Corporation, Series A
   7.250%, 10/15/13 ................................      325,000        316,875
Premier Entertainment Biloxi LLC+
   10.750%, 02/01/12 ...............................      760,000        794,200
Tech Olympic USA, Inc.
   9.000%, 07/01/10 ................................    1,010,000      1,052,925
WCI Communities, Inc.
   10.625%, 02/15/11 ...............................      700,000        770,000
                                                                    ------------
                                                                       7,195,300
                                                                    ------------
TECHNOLOGY--2.2%
Juno Lighting, Inc.
   11.875%, 07/01/09 ...............................      830,000        888,100
Knowles Electronics, Inc.
   13.125%, 10/15/09 ...............................    1,000,000      1,045,000


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       19
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                        PRINCIPAL     MARKET
                                                         AMOUNT        VALUE
                                                       ----------   ------------

CORPORATE NOTES/BONDS (CONTINUED)
TECHNOLOGY (CONTINUED)
Solectron Corporation
   9.625%, 02/15/09 ................................   $1,110,000   $  1,176,600
                                                                    ------------
                                                                       3,109,700
                                                                    ------------
TELECOMMUNICATIONS--3.9%
Alliance Atlantis Communications, Inc.
   13.000%, 12/15/09 ...............................      830,000        918,187
Centennial Cellular Operating Company
   10.125%, 06/15/13 ...............................      640,000        656,000
Charter Communications Holdings, LLC
   10.750%, 10/01/09 ...............................      400,000        350,000
Charter Communications Operating, LLC+
   8.000%, 04/30/12 ................................      425,000        416,500
Muzak LLC
   10.000%, 02/15/09 ...............................      600,000        579,000
Nextel Communications
   7.375%, 08/01/15 ................................    1,265,000      1,280,813
Time Warner, Inc.
   9.750%, 07/15/08 ................................    1,270,000      1,193,800
                                                                    ------------
                                                                       5,394,300
                                                                    ------------
TRANSPORTATION--0.2%
HLI Operating Company, Inc.
   10.500%, 06/15/10 ...............................      230,000        257,600
                                                                    ------------
UTILITIES--2.6%
AES Corporation
   9.500%, 06/01/09 ................................    1,270,000      1,327,150
CE Generation, LLC
   7.416%, 12/15/18 ................................      714,870        763,606
PSEG Energy Holdings
   8.625%, 02/15/08 ................................      825,000        886,875
TNP Enterprises, Inc., Series B
   10.250%, 04/01/10 ...............................      515,000        558,775
                                                                    ------------
                                                                       3,536,406
                                                                    ------------
TOTAL CORPORATE NOTES/BONDS (COST $76,872,804) .....                  78,008,367
                                                                    ------------



                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       20
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                        NUMBER OF     MARKET
                                                         SHARES        VALUE
                                                       ----------   ------------

CONVERTIBLE PREFERRED STOCK--2.5%
FINANCIAL--1.1%
ACE Limited ........................................       26,025   $    676,911
Chubb Corporation ..................................       10,000        277,900
Hartford Financial Services Group, Inc. ............        5,000        324,100
XL Capital Limited .................................       10,000        250,400
                                                                    ------------
                                                                       1,529,311
                                                                    ------------
REAL ESTATE--1.4%
LTC Properties, Inc. ...............................       25,000        818,750
Ramco-Gershenson Properties(a) .....................       40,000      1,132,800
                                                                    ------------
                                                                       1,951,550
                                                                    ------------
TOTAL CONVERTIBLE PREFERRED STOCK
   (COST $3,171,097) ...............................                   3,480,861
                                                                    ------------

PREFERRED STOCK--0.5%
FINANCIAL--0.3%
TransCanada Corporation ............................       14,905        379,183
                                                                    ------------
HEALTHCARE--0.2%
Rhone-Poulenc, Series A ............................       10,620        269,854
                                                                    ------------
TOTAL PREFERRED STOCK
   (COST $657,218) .................................                     649,037
                                                                    ------------
PREFERRED TERM SECURITIES--2.8%
I-Preferred Term Securities IV .....................    1,000,000      1,023,900
Preferred Term Securities IV .......................    2,000,000      1,824,900
Preferred Term Securities XIII .....................    1,000,000      1,000,000
                                                                    ------------
TOTAL PREFERRED TERM SECURITIES (COST $3,715,433) ..                   3,848,800
                                                                    ------------

CASH EQUIVALENT--2.6%
INVESTMENT COMPANY--2.6%
SEI Daily Income Trust, Prime Obligations Fund,
   Class A .........................................    3,554,034      3,554,034
                                                                    ------------
TOTAL CASH EQUIVALENT (COST $3,554,034) ............                   3,554,034
                                                                    ------------
TOTAL INVESTMENTS--140.9% (COST $187,634,154) ......                 195,406,510
                                                                    ------------



                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       21
                                     ------
                                   CHARTWELL

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)


                                                         WRITTEN   MARKET VALUE
                                                        CONTRACTS    (NOTE 1)
                                                       ----------  -------------

COVERED CALL OPTIONS WRITTEN--(0.3)%
Alcoa, Inc. Jun. 35 Call ...........................         (300) $     (1,500)
Flextronics International Limited Jun. 17.5 Call ...         (300)      (19,500)
Halliburton Company Jun. 30 Call ...................         (700)      (21,000)
Halliburton Company Jun. 35 Call ...................         (200)           --
Hartford Financial Services Group, Inc. Jun. 65 Call         (500)      (97,500)
Lincoln National Corporation Jun. 45 Call ..........         (400)     (104,000)
LSI Logic Corporation Jul. 10 Call .................         (300)       (3,000)
LSI Logic Corporation Jun. 7.5 Call ................         (300)      (21,000)
Marathon Oil Corporation Jun. 32.5 Call ............         (284)      (28,400)
Nokia Corporation Jun. 15 Call .....................       (1,900)      (19,000)
RJ Reynolds Tobacco Holdings, Inc. Jun. 60 Call ....         (500)      (30,000)
SBC Communications, Inc. Jun. 25 Call ..............       (1,000)      (10,000)
Solectron Corporation Jul. 7.5 Call ................       (1,000)           --
Verizon Communications, Inc. Jun. 35 Call ..........         (300)      (16,500)
Weyerhaeuser Company Jun. 60 Call ..................         (500)      (80,000)
XL Capital Limited, Class A Jun. 75 Call ...........         (250)      (26,250)
                                                                   ------------
TOTAL COVERED CALL OPTIONS WRITTEN
   (PREMIUM RECEIVED $478,184) .....................                   (477,650)
                                                                   ------------
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS--(40.6)%                (56,279,007)
                                                                   ------------
NET ASSETS--100% ...................................               $138,649,853
                                                                   ------------

  + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. At May 31, 2004, these securities amounted to $23,016,050 or 16.6% of net assets.
(a) Non-income producing security
ADR American Depositary Receipt
LLC Limited  Liability Company
LP  Limited Partnership
PLC Public Limited Company
Amounts designated "--" are either $0 or have been rounded to $0.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       22
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
AS OF MAY 31, 2004 (UNAUDITED)

ASSETS:
Investments, at value (cost $187,634,154) (Note 1) ..............  $195,406,510
Receivable for securities sold ..................................     1,573,395
Interest receivable .............................................     1,975,935
Dividends receivable ............................................       186,783
Prepaid expenses and other assets ...............................        41,221
                                                                   ------------
     Total assets ...............................................   199,183,844
                                                                   ------------
LIABILITIES:
Commercial paper (Note 4) .......................................    54,915,193
Covered call options written, at value
   (premiums received--$478,184) (Note 1) .......................       477,650
Payable for securities purchased ................................     4,769,235
Payable for investment management fees (Note 2) .................       138,609
Payable for administration fees (Note 2) ........................        16,307
Accrued expenses and other liabilities ..........................       216,997
                                                                   ------------
     Total liabilities ..........................................    60,533,991
                                                                   ------------
NET ASSETS ......................................................  $138,649,853
                                                                   ============
NET ASSETS CONSIST OF:
   Common Stock, $0.01 par value
     (authorized 100,000,000 shares) ............................  $    164,295
   Additional paid-in-capital ...................................   205,293,942
   Distributions in excess of net investment income .............    (4,317,989)
   Accumulated net realized losses on investments and options ...   (70,263,285)
   Net unrealized appreciation on investments and options .......     7,772,890
                                                                   ------------
NET ASSETS -- 100% ..............................................  $138,649,853
                                                                   ============
NET ASSET VALUE PER SHARE:
   $138,649,853 / 16,429,467 shares of Common Stock issued
     and outstanding ............................................  $       8.44
                                                                   ============






                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       23
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
MAY 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
Interest ........................................................    $3,736,891
Dividends (less foreign taxes withheld of $10,210) ..............     1,858,061
                                                                     ----------
     Total investment income ....................................    $5,594,952
                                                                     ----------
EXPENSES:
Investment management fees (Note 2) .............................     1,038,432
Commercial paper fees (Note 4) ..................................       133,122
Administration fees (Note 2) ....................................        98,889
Professional fees ...............................................        97,277
Printing and shareholder reports ................................        47,627
Transfer agent fees .............................................        18,495
Directors' fees and expenses ....................................        10,548
Custodian fees ..................................................         9,981
Insurance fees ..................................................         7,023
Registration fees ...............................................         4,959
Other operating expenses ........................................         5,749
                                                                     ----------
   Total operating expenses .....................................     1,472,102
Interest expense ................................................       299,242
                                                                     ----------
   Total expenses ...............................................     1,771,344
                                                                     ----------
   Less:
     Investment management fees waived (Note 2) .................      (197,873)
                                                                     ----------
     Net expenses ...............................................     1,573,471
                                                                     ----------
     NET INVESTMENT INCOME ......................................     4,021,481
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments ................................     5,517,132
Net realized gain on call options written .......................     1,495,316
Change in net unrealized depreciation on investments
  and options ...................................................    (4,297,495)
                                                                     ----------
Net realized and unrealized gain on investments and options .....     2,714,953
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............    $6,736,434
                                                                     ==========





                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       24
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED
MAY 31, 2004 (UNAUDITED)

INCREASE (DECREASE) IN CASH
Cash flows provided from (used for) operating activities:
   Interest and dividends received ..............................  $  5,396,473
   Operating expenses paid ......................................    (1,246,220)
   Interest paid ................................................       (63,988)
   Net proceeds from the sale of short-term portfolio investments     3,615,032
   Purchase of long-term portfolio investments ..................  (162,250,641)
   Proceeds from sale of long-term portfolio investments ........   154,941,254
   Premiums received from written options transactions ..........     1,864,075
                                                                   ------------
     Net cash provided from operating activities ................     2,255,985
                                                                   ------------
Cash flows provided from (used for) financing activities:
   Net cash provided from commercial paper issuance .............     4,967,766
   Cash dividends paid to shareholders ..........................    (7,223,751)
                                                                   ------------
     Net cash used for financing activities .....................    (2,255,985)
                                                                   ------------
Net decrease in cash ............................................            --
   Cash at beginning of period ..................................            --
                                                                   ------------
   Cash at end of period ........................................  $         --
                                                                   ============
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS TO NET CASH PROVIDED FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations ............  $  6,736,434
                                                                   ------------
   Accretion of market discount .................................       (66,255)
   Increase in investments ......................................    (5,710,790)
   Net realized gain on investments and options .................    (7,012,448)
   Net change in unrealized depreciation
      on investments and options ................................     4,297,495
   Decrease in receivable for securities sold ...................       864,957
   Decrease in interest and dividend receivable .................       117,268
   Decrease in commercial paper discount ........................         8,424
   Increase in other assets .....................................       (15,456)
   Increase in payable for securities purchased .................     2,992,891
   Increase in accrued expenses and other liabilities ...........        43,465
                                                                   ------------
     Total adjustments ..........................................    (4,480,449)
                                                                   ------------
   Net cash provided from operating activities ..................  $  2,255,985
                                                                   ============



                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       25
                                     ------
                                   CHARTWELL

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS

                                                     FOR THE SIX            FOR THE
                                                     MONTHS ENDED          YEAR ENDED
                                                     MAY 31, 2004         NOVEMBER 30,
                                                     (UNAUDITED)             2003
                                                     ------------         ------------
OPERATIONS:
   Net investment income ........................... $  4,021,481         $  9,634,996
   Net realized gain (loss) on investments .........    5,517,132             (727,773)
   Net realized gain on call options written .......    1,495,316            1,015,316
   Change in net unrealized appreciation
     (depreciation) on investments and options .....   (4,297,495)          23,260,934
                                                     ------------         ------------
Net increase in net assets
   resulting from operations .......................    6,736,434           33,183,473
                                                     ------------         ------------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income ...........................   (8,180,963)          (9,929,830)
   Tax return of capital ...........................           --           (6,254,835)
                                                     ------------         ------------
Net decrease in net assets resulting from
   dividends and distributions .....................   (8,180,963)         (16,184,665)
                                                     ------------         ------------
CAPITAL STOCK TRANSACTIONS:
Reinvestment of dividends resulting in the
   issuance of Common Stock transactions ...........      957,212            2,052,215
                                                     ------------         ------------
Net increase in net assets resulting from
   Common Stock transactions .......................      957,212            2,052,215
                                                     ------------         ------------
Total increase (decrease) in net assets ............     (487,317)          19,051,023
                                                     ------------         ------------
NET ASSETS:
   Beginning of period .............................  139,137,170          120,086,147
                                                     ------------         ------------
   End of period (including distributions in
     excess of net investment income of
     $4,317,989 and $158,507, respectively) ........ $138,649,853         $139,137,170
                                                     ============         ============




                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       26
                                     ------
                                   CHARTWELL

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

                                                      FOR THE
                                                     SIX MONTHS      FOR THE
                                                       ENDED       YEAR ENDED
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE         MAY 31, 2004  NOVEMBER 30,
BEEN DERIVED FROM INFORMATION PROVIDED IN THE        (UNAUDITED)      2003
FINANCIAL STATEMENTS                                  --------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD ...............  $   8.52      $   7.47
                                                      --------      --------
INCOME/GAIN FROM INVESTMENT OPERATIONS: (1)
  Net investment income ............................      0.25          0.60
  Net realized and unrealized gain on
    investment transactions and options ............      0.17          1.45
                                                      --------      --------
    Total from investment operations ...............      0.42          2.05
                                                      --------      --------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income .............     (0.50)        (0.61)
  Tax return of capital ............................        --         (0.39)
                                                      --------      --------
    Total dividends and distributions ..............     (0.50)        (1.00)
                                                      --------      --------
NET ASSET VALUE, END OF PERIOD .....................  $   8.44      $   8.52
                                                      ========      ========
MARKET VALUE, END OF PERIOD ........................  $   9.11      $   9.80
                                                      ========      ========
TOTAL RETURN BASED ON: (2)
  Net asset value ..................................      4.86%        28.96%
                                                      ========      ========
  Market value .....................................     (2.30)%       51.57%
                                                      ========      ========
RATIOS AND SUPPLEMENTAL DATA: (3)
  Net assets, end of period (000 omitted) ..........  $138,650      $139,137
                                                      ========      ========
  Total expenses including waiver of fees ..........      2.17%         2.40%
  Total expenses excluding waiver of fees ..........      2.45%         2.54%
  Total operating expenses including waiver of
    fees (4) .......................................      1.57%         1.57%
  Total operating expenses excluding waiver of
    fees (4) .......................................      1.85%         1.86%
  Commercial paper fees ............................      0.60%         0.68%
  Net investment income including waiver of fees ...      5.56%         7.58%
  Portfolio turnover ...............................        48%           99%
LEVERAGE ANALYSIS:
  Aggregate amount outstanding at end of period
    (000 omitted) ..................................  $ 55,000      $ 50,000
  Average daily balance of amortized cost of
    commercial paper outstanding (000 omitted) .....  $ 53,204      $ 49,925
  Asset coverage per $1,000 at end of period .......  $  3,491      $  3,838
----------------
(1) Based on average shares outstanding.
(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Total investment return does not reflect brokerage commissions. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. The total investment returns calculated based on market value and net asset value for a period of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the Redemption of Fund's Shares.
(3) Ratios are stated as a percentage of average weekly net assets which includes any liabilities constituting indebtedness in connection with financial leverage.
(4) Exclusive of commercial paper fees.
Amounts designated as "--" are $0 or have been rounded to $0.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       27
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS (CONTINUED)


                                                        FOR THE YEAR ENDED
                                                           NOVEMBER 30,
                                                      ----------------------
                                                          2002          2001
                                                      --------      --------
NET ASSET VALUE, BEGINNING OF YEAR .................  $   9.76      $  10.33
                                                      --------      --------
INCOME/GAIN (LOSS) FROM INVESTMENT OPERATIONS:(1)
  Net investment income ............................      0.66          0.65
  Net realized and unrealized gain (loss) on
    investment transactions and options ............     (1.83)         0.02
                                                      --------      --------
    Total from investment operations ...............     (1.17)         0.67
                                                      --------      --------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income .............     (0.66)        (0.65)
  Tax return of capital ............................     (0.46)        (0.59)
                                                      --------      --------
    Total dividends and distributions ..............     (1.12)        (1.24)
                                                      --------      --------
NET ASSET VALUE, BEGINNING OF YEAR .................  $   7.47      $   9.76
                                                      ========      ========
MARKET VALUE, BEGINNING OF YEAR ....................  $   7.27      $  10.55
                                                      ========      ========
TOTAL RETURN BASED ON:(2)
  Net asset value ..................................    (13.50)%        6.15%
                                                      ========      ========
  Market value .....................................    (22.12)%       23.95%
                                                      ========      ========
RATIOS AND SUPPLEMENTAL DATA:(3)
  Net assets, end of period (000 omitted) ..........  $120,086      $154,139
                                                      ========      ========
  Total expenses including waiver of fees ..........      2.81%         2.62%
  Total expenses excluding waiver of fees ..........      2.86%          --
  Total operating expenses including waiver of
    fees (4) .......................................      1.81%         1.36%
  Total operating expenses excluding waiver of
    fees (4) .......................................      1.86%          --
  Commercial paper fees ............................      1.00%         1.26%
  Net investment income including waiver of fees ...      7.64%         4.51%
  Portfolio turnover ...............................       102%         1.32%

LEVERAGE ANALYSIS:
  Aggregate amount outstanding at end of year
    (000 omitted) ..................................  $ 50,000      $ 60,000
  Average daily balance of amortized cost of
    commercial paper outstanding (000 omitted) .....  $ 56,250      $ 59,690
  Asset coverage per $1,000 at end of year .........  $  3,445      $  3,703
----------------
(1) Based on average shares outstanding.
(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Total investment return does not reflect brokerage commissions. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. The total investment returns calculated based on market value and net asset value for a period of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the Redemption of Fund's Shares.
(3) Ratios are stated as a percentage of average weekly net assets which includes any liabilities constituting indebtedness in connection with financial leverage.
(4) Exclusive of commercial paper fees.
Amounts designated as "--" are $0 or have been rounded to $0.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       28
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS (CONCLUDED)


                                                        FOR THE YEAR ENDED
                                                           NOVEMBER 30,
                                                      ----------------------
                                                          2000          1999
                                                      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD ...............  $  12.54       $ 14.17
                                                      --------      --------
INCOME/GAIN (LOSS) FROM INVESTMENT OPERATIONS:(1)
  Net investment income ............................      0.80          0.88
  Net realized and unrealized loss on
    investment transactions and options ............     (1.77)        (1.27)
                                                      --------      --------
    Total from investment operations ...............     (0.97)        (0.39)
                                                      --------      --------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income .............     (0.80)        (0.86)
  Distributions from realized short-term gains .....        --         (0.03)
  Tax return of capital ............................     (0.44)        (0.35)
                                                      --------      --------
    Total dividends and distributions ..............     (1.24)        (1.24)
                                                      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD ...............  $  10.33      $  12.54
                                                      ========      ========
MARKET VALUE, BEGINNING OF PERIOD ..................  $   9.56      $  10.50
                                                      ========      ========
TOTAL RETURN BASED ON:(2)
  Net asset value ..................................     (7.72)%       (2.47)%
                                                      ========      ========
  Market value .....................................      2.02%       (18.44)%
                                                      ========      ========
RATIOS AND SUPPLEMENTAL DATA:(3)
  Net assets, end of period (000 omitted) ..........  $160,469      $194,859
                                                      ========      ========
  Total expenses including waiver of fees ..........      3.76%         2.03%
  Total operating expenses including waiver of
    fees (4) .......................................      1.66%         1.35%
  Commercial paper fees ............................      2.10%         0.68%
  Net investment incomes ...........................      6.51%         6.51%
  Portfolio turnover ...............................       161%          119%

LEVERAGE ANALYSIS:
  Aggregate amount outstanding at end of period
    (000 omitted) ..................................  $ 60,000      $ 60,000
  Average daily balance of amortized cost of
    commercial paper outstanding (000 omitted) .....  $ 59,579      $  59,690
  Asset coverage per $1,000 at end of period .......  $  3,743      $  4,378

----------------
(1) Based on average shares outstanding.
(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Total investment return does not reflect brokerage commissions. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. The total investment returns calculated based on market value and net asset value for a period of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the Redemption of Fund's Shares.
(3) Ratios are stated as a percentage of average weekly net assets which includes any liabilities constituting indebtedness in connection with financial leverage.
(4) Exclusive of commercial paper fees. (5) Annualized.
Amounts designated as "--" are $0 or have been rounded to $0.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                       29
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Chartwell Dividend and Income Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on April 6, 1998 and is registered under the Investment Company Act of 1940 as amended, (the "Act"), as a closed-end, diversified management investment company. The Fund had no operations until June 17, 1998 when it sold 6,667 shares of Common Stock for $100,005 to Chartwell Investment Partners, L.P. (the "Manager"). Investment operations commenced on June 29, 1998. The Fund's primary investment objective is to seek high current income. Capital appreciation is a secondary objective.

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: Investment securities of the Fund that are listed on a securities exchange, except for debt securities, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Investment securities of the Fund that are quoted on the NASDAQ market system are valued at the official closing price, or if there is none, at the last sales price. If there is no reported sale, these securities and unlisted securities for which market quotations are not readily available are valued at last bid price. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Short-term investments having a maturity of less than 60 days are valued at amortized



                                       30
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


cost, which approximates market value. All securities and assets for which quotations are not readily available, of which there were none as of May 31, 2004, are valued in accordance with Fair Value Procedures established by the Fund's Board of Directors. The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Fund's Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, among other things: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

CASH AND CASH EQUIVALENTS: Idle cash is swept into a money market fund at Wachovia Bank, N.A., (the "Custodian"), and is classified as cash on the Statement of Assets and Liabilities. Amounts so invested are generally available on the same business day.

WRITTEN OPTIONS: When the Fund writes a covered call option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

When a covered written call option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The Fund as writer of an option has no control over whether the underlying securities may be sold (called) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

DIVIDENDS AND DISTRIBUTIONS: The Fund will declare and pay dividends to shareholders on a monthly basis. Long-term capital gains, if any, in excess of loss carryforwards are distributed to shareholders annually. Dividends from net investment income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from generally accepted accounting principles. Dividends and distributions to shareholders are recorded on the ex-dividend date.



                                       31
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


The Fund currently intends to distribute a monthly fixed amount to shareholders. The Fund's final distribution for each calendar year may exceed that amount, however, to the extent necessary for the Fund to have distributed all of its net investment company taxable income and net capital gains recognized during the year, if any. If, for any calendar year, the total distributions exceed net investment company taxable income and net capital gain, the excess, distributed from the Fund's assets, will generally be treated as a tax-free return of capital and will result in a reduction in the shareholder's basis. The Board of Directors reserves the right to change the aforementioned dividend policy from time to time.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such investments while remaining substantially fully invested. As of May 31, 2004, there were no securities purchased on a when-issued basis.

BORROWINGS: The Fund issues short-term commercial paper at a discount from par. The discount is amortized to interest expense over the life of the commercial paper using the straight line method.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis.

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Fund accretes original issue discount on securities using the effective interest method.

NOTE 2. INVESTMENT MANAGEMENT, ADMINISTRATION, CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment management agreement with the Manager. The Manager manages the Fund's portfolio and makes investment decisions. For these services, the Fund pays the Manager a monthly fee at an annual rate of 0.95% of the Fund's Managed Assets. "Managed Assets" are the average weekly value of the Fund's total assets minus the sum of the Fund's liabilities, excluding debt related to leveraging, short-term debt and the aggregate liquidation preference of any outstanding preferred stock. The Manager has agreed to limit the investment management fee paid to it by the Fund to 0.85% of the Fund's Managed Assets. This waiver is voluntary and may be changed at any time.

The Fund has entered into an administration agreement with SEI Investments Global Funds Services (the "Administrator"). Under such agreement, the



                                       32
                                     ------
                                   CHARTWELL

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


Administrator performs or arranges for the performance of certain administrative services necessary for the operation of the Fund. For these services, the Fund pays a fee to the Administrator based on the Fund's Managed Assets according to the following rates: 0.10% on the first $250 million of such Managed Assets and 0.09% on such Managed Assets in excess of $250 million, subject to a minimum annual fee of $180,000, which includes fees under this agreement and fees received by the Administrator from the Chartwell Large Cap Value and Chartwell Small Cap Value Funds. The allocation of the minimum will be assessed based upon Managed Assets of the Fund and net assets of the Chartwell Large Cap Value and Chartwell Small Cap Value Funds.

Certain officers and/or directors of the Fund are officers and/or directors of the Manager. The Fund pays to each director who is not an "affiliated person" as defined in the Act a fee of $6,000 per year, plus $1,000 per year for audit committee members and an additional fee of $250 per year for the chairman of the audit committee.

For the six months ended May 31, 2004, the Fund incurred a legal expense of $64,338 for services provided by Drinker Biddle & Reath LLP, counsel for the Fund. A partner of the firm is an officer of the Fund.

Wachovia Bank, N.A. serves as the custodian for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

NOTE 3. PURCHASE AND SALES OF INVESTMENTS

For the six months ended May 31, 2004, purchases and sales of investments, excluding short-term investments, totaled $100,433,236 and $94,593,553, respectively.

The following table summarizes the Fund's call options written for the six months ended May 31, 2004.
                                                     NUMBER OF
                                                     CONTRACTS         PREMIUMS
                                                      --------      ------------
         Options outstanding November 30, 2003 .....     8,240      $   527,752
         Options written ...........................    62,748        4,426,498
         Options expired ...........................   (36,932)      (2,446,837)
         Options exercised .........................    (5,672)        (418,327)
         Options closed ............................   (19,650)      (1,610,902)
                                                      --------      ------------
         Options outstanding May 31, 2004 ..........     8,734      $   478,184
                                                      ========      ===========
NOTE 4. COMMERCIAL PAPER

As of May 31, 2004, $55,000,000 of commercial paper was outstanding with an amortized cost of $54,915,193. The average discount rate of commercial



                                       33
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


paper outstanding at May 31, 2004, was 0.53%. The average daily balance of commercial paper outstanding for the six months ended May 31, 2004, was $53,202,584 at a weighted average discount rate of 1.35%. The maximum face amount of commercial paper outstanding at any time during the six months ended May 31, 2004 , was $55,000,000. In conjunction with the issuance of the commercial paper, the Fund has entered into a line of credit arrangement with a bank for $30,000,000. Interest on borrowing is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.30% per annum on the unused balance. There were no borrowings under this arrangement during the six months ended May 31, 2004,

NOTE 5. CAPITAL STOCK

There are 100,000,000 shares of $0.01 par value common stock authorized. Of the 16,429,467 shares of common stock outstanding at May 31, 2004, the Manager owned 12,832 shares.

For the six months ended May 31, 2004, and the year ended November 30, 2003, the Fund issued 103,952 and 252,752 shares, respectively, in connection with the Fund's dividend reinvestment plan.

NOTE 6. MARKET AND CREDIT RISKS

The Fund may invest in high-yielding fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba1 or lower by Moody's. Investments in these higher-yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities. The Fund may invest up to 15% of its total assets in illiquid securities and other securities which may not be readily marketable. In addition, the Fund may purchase securities sold in reliance of Rule 144A of the Securities Act of 1933. The relative illiquidity of some of the Fund's portfolio securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price at times when it might be necessary or advantageous for the Fund to liquidate portfolio securities.

NOTE 7. FEDERAL TAX INFORMATION

It is the Fund's intention to continue to meet the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income tax or excise tax is required.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                      ORDINARY              RETURN OF
                       INCOME                CAPITAL              TOTALS
                    -----------             ----------          -----------

2003                $ 9,929,830             $6,254,835          $16,184,665
2002                 10,544,215              7,287,730           17,831,945

                                       34
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


As of November 30, 2003, the components of Accumulated Losses were as follows:

Capital loss carryforwards                                 $(75,776,129)
Net unrealized appreciation                                  10,656,380
Other temporary differences                                    (244,106)
                                                           ------------
Total accumulated losses                                   $(65,363,855)
                                                           ============

The following summarizes the capital loss carryforwards as of November 30, 2003. These capital loss carryforwards are available to offset future gains.

                EXPIRING IN FISCAL YEAR                      AMOUNT
                -----------------------                    ----------
                         2007                             $ 8,880,255
                         2008                               9,509,213
                         2009                              25,913,206
                         2010                              30,533,344
                         2011                                 940,111
                                                          -----------

Total capital loss carryforwards                          $75,776,129
                                                          ===========

The Federal tax cost as well as the aggregate gross unrealized appreciation and depreciation on investments and options held by the Fund at May 31, 2004 were as follows:

Federal Tax Cost ..........................................   $187,155,970
                                                              ------------
Aggregate Gross Unrealized Appreciation ...................     13,212,618
Aggregate Gross Unrealized Depreciation ...................     (5,439,728)
                                                              ------------
Net Unrealized Appreciation ...............................   $  7,772,890
                                                              ============
NOTE 8. SUBSEQUENT EVENTS

The Board of Directors of the Fund declared the following dividends:
                                                                        DIVIDEND
 DECLARATION DATE     EX-DATE         RECORD DATE      PAYABLE DATE       RATE
 ----------------     -------        -------------    --------------   ---------
  June 1, 2004     June 15, 2004     June 17, 2004     June 30, 2004     $0.0833
  July 1, 2004     July 20, 2004     July 22, 2004     July 30, 2004     $0.0833
 August 2, 2004   August 17, 2004   August 19, 2004   August 31, 2004    $0.0833











                                       35
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


AUTOMATIC DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), unless a shareholder otherwise elects, all dividend and capital gains distributions will be automatically reinvested in additional shares of common stock of the Fund by PFPC Inc., as agent for shareholders in administering the Plan (the "Plan Agent"). Shareholders who elect not to participate in the Plan will receive all dividends and distributions in cash, paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by PFPC Inc., as dividend paying agent. Such participants may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to PFPC Inc., as dividend paying agent, at the address set forth below.

Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date. Otherwise such termination will be effective with respect to any subsequently declared dividend or distribution.

Whenever the Fund declares a distribution, an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common stock. The shares will be acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of common stock from the Fund or (ii) by purchase of outstanding shares of common stock on the open market on the NYSE or elsewhere. If on the payment date of the dividend, the net asset value per share of the common stock is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participant. The number of newly issued shares of common stock to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases.

In the event of a market discount on the dividend payment date, the Plan Agent will have until the last business day before the next date on which the shares trade on the "ex-dividend" basis or in no event more than 30 days after the dividend payment date to invest the dividend amount in shares acquired in




                                       36
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


open-market purchases. If, before the Plan Agent has completed its open-market purchases, the market price of a share of common stock exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. The Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder's proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gain distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with reinvestment of dividends.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends.

Shareholders participating in the Plan may receive benefits not available to shareholders not participating in the Plan. If the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is below the net asset value, participants will receive distributions




                                       37
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence concerning the Plan should be directed to the Plan Agent at PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027, Attn: Closed-End Department.

FEDERAL TAX INFORMATION (UNAUDITED)

Information for Federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the six months ended May 31, 2004.

ADDITIONAL INFORMATION (UNAUDITED)

During the period, there have been no material changes in the Fund's investment objective or fundamental policies that have not been approved by the shareholders. There have been no changes in the Fund's charter or By-Laws that would delay or prevent a change in control of the Fund which have not been approved by the shareholders. There have been no changes in the principal risk factors associated with investment in the Fund.

EFFECTS OF LEVERAGE (UNAUDITED)

Leverage of $60 million in commercial paper was initially sold by the Fund on July 28, 1999. Through May 31, 2004, interest paid on the commercial paper outstanding ranged from 1.17% to 1.22%. As of May 31, 2004, the Fund had $25 million outstanding at 1.17% per annum maturing on July 6, 2004, and $30 million at 1.22% per annum maturing on August 3, 2004. All interest rates include fees due to the broker-dealer. The Fund must experience an annual return of 0.35% to cover interest payments on the commercial paper.

The following table explains the potential effects of leverage on the equity returns of common shareholders:

Assumed return on portfolio
   (net of expenses)                 -10.00%  -5.00%    0.00%   5.00%   10.00%
Corresponding return to common
   stockholder                       -14.33%  -7.40%   -0.48%   6.44%   13.37%






                                       38
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


Assumes $130 million assets attributable to common shareholders; $50 million aggregate leverage with an average interest rate of 1.25%. All figures appearing above are hypothetical returns generated to assist investors in understanding the effects of leverage. Actual returns may be greater or less than those appearing in the table.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES

A description of the policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio securities is available (i) without charge, upon request, by calling the Fund toll-free at
(866) 585-6552; (ii) on the Fund's website at www.chartwellip.com; and (iii) on the SEC's website at http://www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at (866) 585-6552, (ii) on the Fund's website at www.chartwellip.com; and (iii) on the SEC's website at www.sec.gov.

SUPPLEMENTAL PROXY INFORMATION (UNAUDITED)

The Annual Meeting of Shareholders of the Chartwell Dividend and Income Fund, Inc. was held on April 21, 2004 at the offices of PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware. The description of the proposal and number of shares voted at the meeting are as follows:

--------------------------------------------------------------------------------
                                                    VOTES    VOTES      VOTES
                                                     FOR    AGAINST   WITHHELD
--------------------------------------------------------------------------------
To elect the following
director to serve as a Class II
director for a three-year
term expiring in 2007:      Bernard P. Schaffer    12,432,781  --      132,719

Directors whose term of office continues beyond this meeting are Winthrop S. Jessup, Kenneth f. herlihy, George W. Grosz and C. Warren Ormerod.









                                       39
                                     ------
                                   CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2004
--------------------------------------------------------------------------------


DIRECTORS
Winthrop S. Jessup, Chairman
George W. Grosz
Kenneth F. Herlihy
C. Warren Ormerod
Bernard P. Schaffer

OFFICERS
Winthrop S. Jessup, President
G. Gregory Hagar, Treasurer and Chief Financial Officer
Bernard P. Schaffer, Vice President
Kevin A. Melich, Vice President
Timothy J. Riddle, Vice President
Andrew S. Toburen, Vice President
Michael P. Malloy, Secretary
Maria E. Pollack, Assistant Secretary

INVESTMENT MANAGER
Chartwell Investment Partners, L.P.
1235 Westlakes Drive, Suite 400
Berwyn, PA 19312

ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

CUSTODIAN
Wachovia Bank, N.A.
125 South Broad Street
Philadelphia, PA 19109

TRANSFER AGENT
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103

This report, including the financial statements herein, is transmitted to the shareholders of Chartwell Dividend and Income Fund, Inc. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in the report. Past performance results should not be considered a representation of future performance. Statements and other information contained in this report are as dated and are subject to change.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.    Schedule of Investments

Form N-CSR disclosure requirement not yet effective with respect to registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report

Item 8. Purchasers of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Form N-CSR disclosure requirement not yet effective with respect to registrant.

Item 9.    Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A in its proxy statement filed with the Commission on March 22, 2004.

Item 10.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Items 11.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          Chartwell Dividend and Income Fund, Inc.



By (Signature and Title)*             /s/ Winthrop S. Jessup
                                      ----------------------
                                      Winthrop S. Jessup, President
                                     (Principal Executive Officer)

Date: 07/30/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ Winthrop S. Jessup
                                      ----------------------
                                      Winthrop S. Jessup, President
                                     (Principal Executive Officer)


Date: 07/30/04


By (Signature and Title)*             /s/ G. Gregory Hagar
                                      ---------------------
                                      G. Gregory Hagar, Vice President and CFO
                                     (Principal Financial Officer)


Date: 07/30/04

* Print the name and title of each signing officer under his or her signature.